Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Commitments and contingencies
16. Commitments and contingencies
Obsidian Energy is committed to certain payments over the next five calendar years and thereafter as follows:

	2023	2024	2025	2026	2027	Thereafter	Total
Long-term debt (1)	$-	$105.0	$-	$-	$127.6	$-	$232.6
Transportation	7.4	3.9	2.2	1.8	1.4	2.8	19.5
Interest obligations	23.8	20.1	15.2	15.2	15.2	-	89.5
Office lease	10.0	10.0	0.8	-	-	-	20.8
Lease liability	3.3	0.9	0.3	0.1	0.1	4.9	9.6
Decommissioning liability	25.4	23.6	21.9	20.3	18.9	72.2	182.3
Total	$69.9	$163.5	$40.4	$37.4	$163.2	$79.9	$554.3

(1)
The 2024
figure
includes our syndicated credit facility which has a
term-out
date of July 2024. The 2027 figure includes our senior unsecured notes due in July 2027. Refer to Note 5 for further details. Historically, the Company has successfully renewed its syndicated credit facility.

Obsidian Energy’s commitments relate to the following:

•	Transportation commitments relate to costs for future pipeline access.

•	Interest obligations are the estimated future interest payments related to Obsidian Energy’s debt instruments.
•	Office leases pertain to total leased office space.
•	Lease liabilities pertain to various transportation, vehicle and surface lease commitments that meet the definition of a lease under IFRS 16.
•	The decommissioning liability represents the inflated, discounted future reclamation and abandonment costs that are expected to be incurred over the life of our properties.
The Company is involved in various litigation and claims in the normal course of business and records provisions for claims as required.